Asset Retirement Obligations - Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligations
Balance at beginning of period	$ 20,980	$ 13,610
Liabilities incurred	6,947	6,349
Accretion of ARO liability	1,263	1,087	$ 770
Liabilities settled due to sale of related properties	(446)	(19)
Liabilities settled due to plugging and abandonment	(463)	(69)
Change in estimate	(8,223)	22
Balance at end of period	$ 20,058	$ 20,980	$ 13,610